Note 2 - Summary of Significant Accounting Policies (Detail) - Property and equipment, estimated useful lives:	12 Months Ended
Dec. 31, 2012
Property and equipment
Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Technology Infrastructure [Member]
Property and equipment	5 years
Computer Equipment [Member]
Property and equipment	5 years
Furniture, Fixtures And Equipment [Member]
Property and equipment	5 years
Vehicles [Member]
Property and equipment	5 years
Leasehold Improvements [Member]
Property and equipment	Shorter of the lease term or 5 years